Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Rent		$ 52	$ 0
License fee		50	0
Research & development		1,675	585
Professional fees		95	162
Consulting and advisory services		161	161
Board of directors service costs		101	94
Payroll and benefits		245	21
Accrued expenses	$ 2,736	$ 2,379	$ 1,023